SUBSEQUENT EVENTS (Details Narrative) $ / shares in Units, $ in Thousands									3 Months Ended	12 Months Ended
	Feb. 12, 2025 USD ($) shares	Feb. 02, 2025 USD ($) shares $ / shares	Jan. 29, 2025 USD ($) $ / shares shares	Jan. 15, 2025 shares $ / shares	Nov. 08, 2024 USD ($)	Oct. 02, 2024 USD ($) $ / shares shares	Apr. 02, 2024 $ / shares shares	Apr. 18, 2023 shares	Mar. 31, 2025 shares	Dec. 31, 2024 shares		Dec. 31, 2023 shares		Dec. 31, 2022 shares	Dec. 16, 2024 shares	Oct. 15, 2024 shares
IfrsStatementLineItems [Line Items]
Number of options granted										552,000	[1]	694,100	[2],[3],[4],[5],[6]
Bonus amount | $					$ 150
Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares						$ 1.875	$ 0.875
Number of shares issued						2,165,200	3,792,200								1,947,000	642,858
Finders fees paid | $						$ 325
Number of common shares issued for finders fee						134,720	293,776								146,940	51,428
Number of warrants issued for finders fee						21,333
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted										326,000		523,300
Number of shares issued										764,001		185,800		218,000
Share options [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														46,667
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued										1,330,300		36,800		252,064
Number of warrants exercised										1,330,300		36,800		252,064
Employees [member]
IfrsStatementLineItems [Line Items]
Number of options granted								169,500
Employees [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted								46,500
Description of vesting and expiration								The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 46,500 common shares of no-par value in the Company.
Nonadjusting event [member] | Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares acquired	66,194,000
Percentage of shares issued and outstanding acquired	19.81%
Purchase price of shares | $	$ 1,850
Number of shares hold	322,743,000
Percentage of issued and outstanding share capital hold	96.58%
Nonadjusting event [member] | Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			3,281,250,000
Price per share | $ / shares			$ 6.40
Nonadjusting event [member] | Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			1,406,250,000
Price per share | $ / shares			$ 6.40
Gross proceeds from offering | $			$ 30,000
Finders fees paid | $			$ 2,400
Number of common shares issued for finders fee			60,650,000
Number of warrants issued for finders fee			229,688,000
Nonadjusting event [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued									528,508
Number of warrants exercised									528,508
Nonadjusting event [member] | Employees [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted				20,000,000
Nonadjusting event [member] | Employees [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of options granted				105,000,000
Exercise price | $ / shares				$ 6.40
Description of vesting and expiration				The share options vest quarterly starting on January 15, 2026, and expire on January 15, 2035.
Nonadjusting event [member] | CEO [member]
IfrsStatementLineItems [Line Items]
Bonus amount | $		$ 400
Nonadjusting event [member] | CEO [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of RSU's, granted		400,000,000
Description of vesting and expiration		vesting immediately upon the Company entering into one or more contracts for the binding supply of at least 10,000 smart carts
Nonadjusting event [member] | CEO [member] | Share options [member]
IfrsStatementLineItems [Line Items]
Number of options granted		500,000,000
Exercise price | $ / shares		$ 6.40
Description of vesting and expiration		vested immediately and expiring on February 2, 2035

[1]	On August 14, 2024, 552,000 stock options were issued to employees, consultants and officers with an exercise price of $1.78. The options expire on August 13, 2029. The fair value of the options granted was estimated at $779 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.78; Expected option life 5 years; Volatility 109%; Risk-free interest rate 3.67%; Dividend yield 0%.
[2]	On April 18, 2023, 169,500 stock options were issued to employees with an exercise price of CAD$4.00. The options expire on April 18, 2033. The fair value of the options granted was estimated at $420 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$3.55; Expected option life 10 years; Volatility 111%; Risk-free interest rate 3.57%; Dividend yield 0%.
[3]	On February 8, 2023, 40,000 stock options were issued to a consultant with an exercise price of CAD$3.75. The options expire on November 25, 2027. The fair value of the options granted was estimated at $135 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$5.45; Expected option life 4.8 years; Volatility 112%; Risk-free interest rate 3.16%; Dividend yield 0%.
[4]	On January 4, 2023, 326,600 stock options were issued to directors and consultants with an exercise price of CAD$4.125. The options expire on January 4, 2033. The fair value of the options granted was estimated at $1,017 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$4.50; Expected option life 10 years; Volatility 112%; Risk-free interest rate 3.28%; Dividend yield 0%.
[5]	On June 28, 2023, 98,000 stock options were issued to officers with an exercise price of CAD$6.125. The options expire on June 28, 2033. The fair value of the options granted was estimated at $443 using the Black-Scholes option pricing model, using the following assumptions: Share Price: CAD$7.30; Expected option life 5 years; Volatility 111%; Risk-free interest rate 4.14%; Dividend yield 0%.
[6]	On September 20, 2023, 60,000 stock options were issued to consultants with an exercise price of $3.82. The options expire on September 20, 2033. The fair value of the options granted was estimated at $217 using the Black-Scholes option pricing model, using the following assumptions: Share Price: $1.54; Expected option life 10 years; Volatility 112%; Risk-free interest rate 4.35%; Dividend yield 0%.